Summary of Significant Accounting Policies (Details 1) - shares	Sep. 30, 2019	Jun. 30, 2019	Jun. 13, 2019	Jun. 30, 2018
Summary of Significant Accounting Policies (Details 1)
Warrants	15,272,997	14,655,664	14,655,664	11,645,664
Options	772,000	672,000	672,000
Convertible notes	200,000	400,000	400,000
Total	16,244,997	15,727,664	15,727,664	11,645,664